Income Taxes - Narrative (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Deferred tax assets, increase in valuation allowance										$ 42,731,000
Increase (decrease) in valuation allowance affecting income tax expense										52,916,000	$ 39,499,000	$ 26,892,000
Net operating loss	$ (19,321,000)	$ 316,590,000	$ (12,280,000)	$ 201,845,000	$ (12,012,000)	$ (14,647,000)	$ (12,896,000)	$ 11,848,000	$ (16,609,000)	494,143,000	(32,304,000)	$ (67,649,000)
Operating loss carryforwards, limitation as per IRC		129,521,000								129,521,000
Alternative minimum tax credit carryforwards		426,000								426,000
Accrued interest and penalties related to uncertain tax positions		143,000								143,000
Expected increase in uncertain tax position in next twelve months		0								0
Expected decrease in uncertain tax position in next twelve months		0								0
Federal
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		698,952,000								698,952,000
Net operating loss											$ 676,746,000
State
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		222,874,000								222,874,000
Tax credit carryforward		$ 783,000								783,000
Impact of adoption of Topic 606
Tax Credit Carryforward [Line Items]
Increase (decrease) in valuation allowance affecting income tax expense										$ (5,945,000)